Schedule of Carrying Value of Exploration and Evaluation Assets (Details)	12 Months Ended
Nov. 30, 2022 USD ($)
Exploration And Evaluation Assets
Proceeds received on settlement of Funding Commitment	$ 2,254,486
Carrying value of exploration and evaluation assets	(417,123)
Excess of proceeds received over carrying value of exploration and evaluation assets	$ 1,837,363